Unconsolidated Affiliates - Additional Information (Detail) (USD $) In Millions, unless otherwise specified			1 Months Ended	12 Months Ended		1 Months Ended
	Dec. 29, 2011	Aug. 31, 2010	Dec. 01, 2011 Ranch Westex Jv LLC Property PartnershipUnit	Dec. 31, 2012 Maximum	Dec. 29, 2011 Appalachia Midstream	Dec. 29, 2011 Appalachia Midstream Maximum	Dec. 29, 2011 Marcellus Shale mi
Investments in and Advances to Affiliates [Line Items]
Consideration paid for acquisition					$ 879.30
Percentage of Operation		100.00%					100.00%
Percentage of Limited Partnership Interest							47.00%
Number of gas gathering system							10
Length of gas gathering pipeline							549
Percentage of ownership interest	53.00%		33.00%
Gas gathering agreement term				20 years		15 years
Number of equity holders among which performance will be shared			3
Number of plants in construction			2